Retirement plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 19,953,000	$ 16,798,000
Weighted average duration of defined benefit obligation	6 years
Minimum funding requirement	$ 0	0
Defined contribution pension plans	15,300,000	12,300,000
Unfunded | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	20,300,000	19,200,000
Estimate of contributions expected to be paid to plan for next annual reporting period	11,000,000.0
Funded
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(2,400,000)	$ (3,700,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 0